UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10141
DAVIS PARK SERIES TRUST
(Exact name of registrant as specified in charter)
1320 Harbor Bay Parkway, Suite 145, Alameda, California		94502
(Address of principal executive offices)		(Zip code)
Nicholas D. Gerber 1320 Harbor Bay Parkway, Suite 145 Alameda, California 94502
(Name and address of agent for service)
Copy to: W. Thomas Connor, Esq. Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, DC 20004-2415

Registrant's telephone number, including area code:		(510) 522-3336

Date of fiscal year end:	June 30

Date of reporting period:	September 30

Item 1 – Schedule of Investments.

Ameristock Focused Value Fund
Schedule of Investments
9/30/2004 (Unaudited)

Industry		Company	Symbol	Shares or Principal Amount	Market Value
Common Stocks
Automotive	7.30%	Honda Motor Co. Ltd.	HMC	40,000	$974,400
Consumer Staples	5.71%	Albertson’s Inc.	ABS	7,500	179,475
		Costco Wholesale Corp.	COST	4,700	195,332
		Kroger Co.*	KR	9,400	145,888
		Safeway Inc. *	SWY	7,700	148,687
		Winn-Dixie Stores Inc.	WIN	30,000	92,700
Financial Services	0.65%	Berkshire Hathaway Inc. - Class A*	BRKa	1	86,650
Healthcare	12.40%	Bristol-Myers Squibb Co.	BMY	70,000	1,656,900
Insurance	24.26%	MGIC Investment Corp.	MTG	17,000	1,131,350
		PMI Group Inc.	PMI	28,000	1,136,240
		Radian Group Inc.	RDN	21,000	970,830
Real Estate	8.48%	Grubb & Ellis*	GBL	314,500	1,132,200
Retailing	4.05%	AutoZone Inc. *	AZO	7,000	540,750
Technology	18.54%	Gateway Inc.*	GTW	500,000	2,475,000
Telecommunications	7.54%	Tellabs Inc.*	TLAB	109,500	1,006,305
Transportation	8.42%	Midwest Air Group Inc.*	MEH	381,000	1,123,950
Total Common Stocks	97.35%	(Cost $15,490,463)		1,547,301	$12,996,657

Corporate Bonds
Retailing	0.01%	Fleming Companies Inc., 10.625%, Due 07/31/2007(1)		$252,299	$1,942
Total Corporate Bonds		(Cost $252,299)			$1,942

U.S. Government Agency Obligations	2.25%	Federal Home Loan Bank Discount Note*, 1.35%, Due 10/01/2004		$300,000
Total U.S. Government Agency Obligations		(Cost $300,000)			$300,000
					$300,000
Total Investments	99.61%	(Cost $16,042,762)			$13,298,599

Other Assets in Excess of Liabilities	0.39%				51,909

Net Assets	100.00%	Equivalent to $22.79 per share on 585,694 Shares of Capital Stock Outstanding			$13,350,508

*Non-Income Producing

The accompanying notes are an integral part of the financial statements

(1) Issuer is in default.

AMERISTOCK FOCUSED VALUE FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2004 (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Davis Park Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated August 17, 2000. The Trust currently has one active investment portfolio, the Ameristock Focused Value Fund, referred to as a “portfolio” of the Trust. The Ameristock Focused Value Fund’s investment objective is to seek capital appreciation and it pursues that objective by principally investing in common stocks of companies of all sizes headquartered in the United States. The authorized capital stock of the portfolio consists of an unlimited number of no par value shares of common stock. The Ameristock Focused Value Fund is considered a “non-diversified” fund.

SECURITY VALUATION

Investments in securities are carried at market value. All equity securities that are traded on a national securities exchange are valued at the last sale price at the time of the close of the New York Stock Exchange (NYSE). If on a particular day an exchange-listed security does not trade, then the mean between the closing bid and asked prices will be used. In the case of securities listed on more than one national securities  exchange the last quoted sale, up to the time of valuation, on the exchange on which the security is principally traded should be used. If there were no sales on that exchange, the last quoted sale on the other exchange should be used.

For securities that are traded on NASDAQ, the NASDAQ Official Closing Price is used. All non-NASDAQ equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the NYSE. If a nonexchange listed security does not trade on a particular day, or if a last sales price or Official Closing Price is not available, then the mean between the closing bid and asked price will be used.

Debt securities are valued by using market quotations or a matrix method provided by the Funds’ pricing service.  If prices are not available from the pricing service, then quotations will be obtained from broker/dealers and the securities will be valued at the mean between the bid and the offer.  In the absence of available quotations the securities will be priced at “fair value”.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

The cost of securities sold is determined on the identified cost basis.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Directors/Trustees.

Security transactions are recorded on the dates transactions are entered into, which is the trade date.

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER

Accounting principles generally accepted in the United States of America require that permanent financial reporting tax differences relating to shareholders distributions be reclassified to paid-in-capital or gains/losses.

UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

As of September 30, 2004	Ameristock Focused Value Fund
Gross Appreciation (excess of value over tax cost)	$553,754
Gross Depreciation (excess of tax cost over value)	(3,297,916)
Net Unrealized Depreciation	(2,744,162)
Cost of Investments for Income Tax Purposes	$16,042,762

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s  Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS PARK SERIES TRUST

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
President and Treasurer

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
President and Treasurer

Date:	November 24, 2004